Payments, Details - 12 months ended Dec. 31, 2024 - CAD ($)	Amount	Type	Country	Subnat. Juris.	Govt.	Project	In-kind	In-kind Calc.
#: 1
	$ 18,570,000	Taxes	Australia		Government of Australia	Wandoo
#: 2
	1,480,000	Fees	Australia		Government of Australia	Wandoo
#: 3
	20,050,000		Australia		Government of Australia	Wandoo
#: 4
	19,150,000		Australia		Government of Australia, Australian Taxation Office	Wandoo
#: 5
	780,000		Australia		Government of Australia, National Offshore Petroleum Safety And Environmental Management Authority	Wandoo
#: 6
	78,020,000	Taxes	Ireland		Government of Ireland, Office Of The Revenue Commissioners	Corrib
#: 7
	800,000	Fees	Ireland		Government of Ireland, Commission For Regulation Of Utilities	Corrib
#: 8
	290,000	Fees	Ireland		Government of Ireland, Department Of Communications Climate Action And Environment	Corrib
#: 9
	79,110,000		Ireland		Government of Ireland	Corrib
#: 10
	12,640,000	Royalties	United States of America	snj:US-WY	State of Wyoming
#: 11
	100,000	Fees	United States of America	snj:US-WY	State of Wyoming
#: 12
	12,740,000		United States of America	snj:US-WY	State of Wyoming
#: 13
	12,050,000		United States of America	snj:US-WY	State of Wyoming, Department Of Revenue
#: 14
	610,000		United States of America	snj:US-WY	State of Wyoming, State Lands And Investments
#: 15
	3,250,000	Royalties	United States of America		Government of the United States of America
#: 16
	3,250,000		United States of America		Government of the United States of America
#: 17
	860,000	Royalties	United States of America	snj:US-WY	County of Campbell, Wyoming
#: 18
	300,000	Fees	United States of America	snj:US-WY	County of Campbell, Wyoming
#: 19
	1,160,000		United States of America	snj:US-WY	County of Campbell, Wyoming
#: 20
	830,000	Royalties	United States of America	snj:US-WY	County of Niobrara, Wyoming
#: 21
	830,000		United States of America	snj:US-WY	County of Niobrara, Wyoming
#: 22
	2,250,000	Royalties	Croatia		Government of the Republic of Croatia	Croatia
#: 23
	710,000	Fees	Croatia		Government of the Republic of Croatia
#: 24
	2,960,000		Croatia		Government of the Republic of Croatia
#: 25
	2,090,000		Croatia		Government of the Republic of Croatia, Croatian Hydrocarbon Agency
#: 26
	480,000		Croatia		Government of the Republic of Croatia Ministry of Finance [Member]
#: 27
	880,000	Royalties	Croatia	snj:HR-16	Municipality of Stari Jankovci	Croatia
#: 28
	10,000	Fees	Croatia	snj:HR-16	Municipality of Stari Jankovci
#: 29
	890,000		Croatia	snj:HR-16	Municipality of Stari Jankovci
#: 30
	760,000	Royalties	Croatia	snj:HR-16	City of Vinkovci	Croatia
#: 31
	10,000	Fees	Croatia	snj:HR-16	City of Vinkovci
#: 32
	770,000		Croatia	snj:HR-16	City of Vinkovci
#: 33
	730,000	Royalties	Croatia	snj:HR-16	Municipality of Tompojevci	Croatia
#: 34
	10,000	Fees	Croatia	snj:HR-16	Municipality of Tompojevci
#: 35
	740,000		Croatia	snj:HR-16	Municipality of Tompojevci
#: 36
	560,000	Royalties	Croatia	snj:HR-16	Municipality of Bogdanovci	Croatia
#: 37
	10,000	Fees	Croatia	snj:HR-16	Municipality of Bogdanovci
#: 38
	570,000		Croatia	snj:HR-16	Municipality of Bogdanovci
#: 39
	530,000	Royalties	Croatia	snj:HR-16	Municipality of Nutar	Croatia
#: 40
	10,000	Fees	Croatia	snj:HR-16	Municipality of Nutar
#: 41
	540,000		Croatia	snj:HR-16	Municipality of Nutar
#: 42
	200,000	Fees	Slovakia		Government of Slovakia	Slovakia
#: 43
	200,000		Slovakia		Government of Slovakia	Slovakia
#: 44
	120,000	Fees	Hungary	snj:HU-BE	City of Battonya
#: 45
	120,000		Hungary	snj:HU-BE	City of Battonya
#: 46
	108,510,000	Taxes	Netherlands		Government of the Netherlands	Netherlands
#: 47
	250,000	Royalties	Netherlands		Government of the Netherlands	Netherlands
#: 48
	3,300,000	Fees	Netherlands		Government of the Netherlands
#: 49
	67,900,000	Prod. Entitlements	Netherlands		Government of the Netherlands	Netherlands
#: 50
	179,960,000		Netherlands		Government of the Netherlands
#: 51
	111,980,000		Netherlands		Government of the Netherlands, Tax and Customs Administration
#: 52
	640,000	Fees	Netherlands	snj:NL-NB	Municipality of Waalwijk
#: 53
	640,000		Netherlands	snj:NL-NB	Municipality of Waalwijk
#: 54
	120,000	Fees	Netherlands	snj:NL-FR	Province of Friesland
#: 55
	120,000		Netherlands	snj:NL-FR	Province of Friesland
#: 56
	95,290,000	Taxes	Germany		Government of Germany	Corporate
#: 57
	740,000	Fees	Germany		Government of Germany
#: 58
	96,030,000		Germany		Government of Germany
#: 59
	3,740,000	Royalties	Germany	snj:DE-NI	State of Lower Saxony
#: 60
	260,000	Fees	Germany	snj:DE-NI	State of Lower Saxony
#: 61
	4,000,000		Germany	snj:DE-NI	State of Lower Saxony
#: 62
	5,700,000	Taxes	Canada	snj:CA-SK	Government of Saskatchewan	Saskatchewan
#: 63
	19,580,000	Royalties	Canada	snj:CA-SK	Government of Saskatchewan	Saskatchewan
#: 64
	5,390,000	Fees	Canada	snj:CA-SK	Government of Saskatchewan	Saskatchewan
#: 65
	350,000	Bonuses	Canada	snj:CA-SK	Government of Saskatchewan	Saskatchewan
#: 66
	31,020,000		Canada	snj:CA-SK	Government of Saskatchewan
#: 67
	24,910,000		Canada	snj:CA-SK	Government of Saskatchewan
#: 68
	25,470,000	Royalties	Canada	snj:CA-AB	Government of Alberta	Alberta
#: 69
	890,000	Fees	Canada	snj:CA-AB	Government of Alberta	Alberta
#: 70
	350,000	Bonuses	Canada	snj:CA-AB	Government of Alberta	Alberta
#: 71
	26,710,000		Canada	snj:CA-AB	Government of Alberta
#: 72
	18,500,000		Canada	snj:CA-AB	Government of Alberta, Provincial Treasurer Of Alberta
#: 73
	6,740,000	Royalties	Canada	snj:CA-AB	Government of Alberta, Alberta Department Of Energy		Yes	prevailing commodity prices at the time of transfer
#: 74
	650,000		Canada	snj:CA-AB	Government of Alberta, Alberta Minister Of Finance
#: 75
	560,000		Canada	snj:CA-AB	Government of Alberta, Alberta Department Of Resource Development
#: 76
	140,000		Canada	snj:CA-AB	Government of Alberta, Alberta Boilers Safety Association
#: 77
	120,000		Canada	snj:CA-AB	Government of Alberta, Alberta Petroleum Marketing Commission
#: 78
	12,640,000	Royalties	Canada	snj:CA-BC	Government of British Columbia	British Columbia
#: 79
	360,000	Fees	Canada	snj:CA-BC	Government of British Columbia	British Columbia
#: 80
	13,000,000		Canada	snj:CA-BC	Government of British Columbia
#: 81
	340,000		Canada	snj:CA-BC	Government of British Columbia, British Columbia Energy Regulator
#: 82
	4,000,000	Fees	Canada	snj:CA-AB	Yellowhead County	Alberta
#: 83
	4,000,000		Canada	snj:CA-AB	Yellowhead County
#: 84
	2,500,000	Fees	Canada	snj:CA-AB	Alberta Energy Regulator	Alberta
#: 85
	2,500,000		Canada	snj:CA-AB	Alberta Energy Regulator
#: 86
	1,130,000	Fees	Canada	snj:CA-SK	Rural Municipality of Antler No. 61	Saskatchewan
#: 87
	1,130,000		Canada	snj:CA-SK	Rural Municipality of Antler No. 61
#: 88
	10,000	Royalties	Canada	snj:CA-SK	Rural Municipality of Enniskillen No. 3
#: 89
	940,000	Fees	Canada	snj:CA-SK	Rural Municipality of Enniskillen No. 3	Saskatchewan
#: 90
	950,000		Canada	snj:CA-SK	Rural Municipality of Enniskillen No. 3
#: 91
	750,000	Fees	Canada	snj:CA-SK	Rural Municipality of Souris Valley No. 7	Saskatchewan
#: 92
	750,000		Canada	snj:CA-SK	Rural Municipality of Souris Valley No. 7
#: 93
	560,000	Fees	Canada	snj:CA-SK	Rural Municipality of Lomond No. 37	Saskatchewan
#: 94
	560,000		Canada	snj:CA-SK	Rural Municipality of Lomond No. 37
#: 95
	520,000	Fees	Canada	snj:CA-AB	Brazeau County	Alberta
#: 96
	520,000		Canada	snj:CA-AB	Brazeau County
#: 97
	350,000	Fees	Canada	snj:CA-AB	Clearwater County	Alberta
#: 98
	350,000		Canada	snj:CA-AB	Clearwater County
#: 99
	350,000	Fees	Canada	snj:CA-AB	Rural Municipality of Coalfields No. 4	Alberta
#: 100
	350,000		Canada	snj:CA-AB	Rural Municipality of Coalfields No. 4
#: 101
	340,000	Fees	Canada	snj:CA-SK	Rural Municipality of Moose Creek No. 33	Saskatchewan
#: 102
	340,000		Canada	snj:CA-SK	Rural Municipality of Moose Creek No. 33
#: 103
	330,000	Fees	Canada	snj:CA-AB	Red Deer County	Alberta
#: 104
	330,000		Canada	snj:CA-AB	Red Deer County
#: 105
	280,000	Royalties	Canada		Government of Canada	Saskatchewan
#: 106
	30,000	Fees	Canada		Government of Canada	Saskatchewan
#: 107
	310,000		Canada		Government of Canada
#: 108
	160,000	Fees	Canada	snj:CA-SK	Rural Municipality of Storthoaks No. 31	Saskatchewan
#: 109
	160,000		Canada	snj:CA-SK	Rural Municipality of Storthoaks No. 31
#: 110
	150,000	Fees	Canada	snj:CA-SK	Rural Municipality of Kindersley No. 290	Saskatchewan
#: 111
	150,000		Canada	snj:CA-SK	Rural Municipality of Kindersley No. 290
#: 112
	150,000	Fees	Canada	snj:CA-SK	Rural Municipality of Laurier No. 38	Saskatchewan
#: 113
	150,000		Canada	snj:CA-SK	Rural Municipality of Laurier No. 38
#: 114
	140,000	Fees	Canada	snj:CA-MB	Rural Municipality of Pipestone	Saskatchewan
#: 115
	140,000		Canada	snj:CA-MB	Rural Municipality of Pipestone
#: 116
	40,000	Royalties	Canada	snj:CA-SK	Rural Municipality of Cymri No. 36
#: 117
	100,000	Fees	Canada	snj:CA-SK	Rural Municipality of Cymri No. 36	Saskatchewan
#: 118
	140,000		Canada	snj:CA-SK	Rural Municipality of Cymri No. 36
#: 119
	120,000	Fees	France	snj:CA-AB	Sturgeon County
#: 120
	120,000		France	snj:CA-AB	Sturgeon County
#: 121
	10,980,000	Taxes	France		Government of France
#: 122
	11,700,000		France		Government of France
#: 123
	560,000	Fees	France		Government of France, Tresor Public
#: 124
	160,000	Fees	France		Government of France ATMO, Nouvelle Aquitaine
#: 125
	10,060,000	Royalties	France	snj:FR-NAQ	Department of Gironde
#: 126
	110,000	Fees	France	snj:FR-NAQ	Department of Gironde
#: 127
	10,170,000		France	snj:FR-NAQ	Department of Gironde
#: 128
	7,760,000	Royalties	France	snj:FR-IDF	Department of Seine et Marne
#: 129
	7,760,000		France	snj:FR-IDF	Department of Seine et Marne
#: 130
	6,960,000	Royalties	France	snj:FR-NAQ	Department of Landes
#: 131
	6,960,000		France	snj:FR-NAQ	Department of Landes
#: 132
	4,240,000		France	snj:FR-IDF	Department of Essonne
#: 133
	2,160,000	Royalties	France	snj:FR-IDF	Department of Essonne, Recette Divisionnaire Des Impots De L Essonne
#: 134
	1,650,000	Royalties	France	snj:FR-IDF	Department of Essonne, SIP Etampes
#: 135
	430,000	Royalties	France	snj:FR-IDF	Department of Essonne, Recette Divisionnaire Des Impots De Etampes
#: 136
	2,250,000	Royalties	France	snj:FR-CVL	Municipality of Montargis
#: 137
	2,250,000		France	snj:FR-CVL	Municipality of Montargis
#: 138
	2,220,000	Royalties	France	snj:FR-CVL	Department of Loiret
#: 139
	2,220,000		France	snj:FR-CVL	Department of Loiret
#: 140
	1,480,000	Royalties	France	snj:FR-IDF	Municipality of Melun
#: 141
	1,480,000		France	snj:FR-IDF	Municipality of Melun
#: 142
	1,250,000	Royalties	France	snj:FR-NAQ	Municipality of Pau
#: 143
	1,250,000		France	snj:FR-NAQ	Municipality of Pau
#: 144
	850,000	Royalties	France	snj:FR-NAQ	Department of Pyrenees Atlantiques
#: 145
	850,000		France	snj:FR-NAQ	Department of Pyrenees Atlantiques
#: 146
	390,000	Royalties	France	snj:FR-IDF	Municipality of Provins
#: 147
	390,000		France	snj:FR-IDF	Municipality of Provins
#: 148
	280,000	Royalties	France	snj:FR-IDF	Municipality of Corbeil Essones
#: 149
	$ 280,000		France	snj:FR-IDF	Municipality of Corbeil Essones